Share capital and share premium account (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Share Capital and Share Premium

	Ordinary Shares of 25p each		Share premium

	Number	£m	£m
Share capital issued and fully paid

At 1 January 2019	5,379,067,624	1,345	3,091

Issued under employee share schemes	4,034,607	1	50

Ordinary shares acquired by ESOP Trusts	–	–	33
At 31 December 2019	5,383,102,231	1,346	3,174

Issued under employee share schemes	2,087,386	–	29

Ordinary shares acquired by ESOP Trusts	–	–	78
At 31 December 2020	5,385,189,617	1,346	3,281

Issued under employee share schemes	1,825,442	1	20

Ordinary shares acquired by ESOP Trusts	–	–	–
At 31 December 2021	5,387,015,059	1,347	3,301

Summary of Share Capital

	31 December 2021 000	31 December 2020 000
Number of shares issuable under employee share schemes	75,210	48,205
Number of unissued shares not under option	4,537,775	4,566,605